Balanced Portfolio (Prospectus Summary): | Balanced Portfolio
Balanced Portfolio

Prospectus Supplement

June 16, 2011

Morgan Stanley Institutional Fund Trust

Supplement dated June 16, 2011 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2011 of:

Balanced Portfolio

The following disclosure is hereby added as the last sentence of the second paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":

  The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the penultimate paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

   Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Please retain this supplement for future reference.

  MSIFBALSPT

The following disclosure is hereby added as the last sentence of the second paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":
The Portfolio may also invest in restricted and illiquid securities.
The following disclosure is hereby added as the penultimate paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.